Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding - Warrant [Member] - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		896,645 [1]	329,908	18,692
Warrants Exercise Price		$ 32.36
Warrants Weighted Average Remaining Life		4 years 8 months 8 days
January 20, 2026 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding	[2]	7,030
Warrants Exercise Price	[2]	$ 1,800
Warrants Weighted Average Remaining Life	[2]	2 years 21 days
February 28, 2027 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		20,689
Warrants Exercise Price		$ 460.8
Warrants Weighted Average Remaining Life		3 years 1 month 28 days
December 6, 2027 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		13,781
Warrants Exercise Price		$ 20
Warrants Weighted Average Remaining Life		3 years 11 months 4 days
December 9, 2027 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		9,876
Warrants Exercise Price		$ 17.6
Warrants Weighted Average Remaining Life		3 years 11 months 8 days
January 18, 2028 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		25,906
Warrants Exercise Price		$ 124.8
Warrants Weighted Average Remaining Life		4 years 18 days
February 2, 2028 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		10,938
Warrants Exercise Price		$ 14.4
Warrants Weighted Average Remaining Life		4 years 1 month 6 days
October 17, 2028 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		783,968
Warrants Exercise Price		$ 3.68
Warrants Weighted Average Remaining Life		4 years 9 months 18 days
October 17, 2028 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		24,457
Warrants Exercise Price		$ 4.05
Warrants Weighted Average Remaining Life		4 years 9 months 18 days

[1]	Unit A warrant balance is 7,030 as of December 31, 2023 and 2022.
[2]	Unit A warrant balance is 7,030 as of December 31, 2023 and 2022.